Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Entity Registrant Name	SERVICE CORP INTERNATIONAL
Amendment Flag	false
Entity Central Index Key	0000089089
Document Type	8-K
Document Period End Date	Aug. 03, 2020
Entity Incorporation State Country Code	TX
Entity File Number	1-6402-1
Entity Tax Identification Number	74-1488375
Entity Address, Address Line One	1929 Allen Parkway
Entity Address, Address Line Two	Houston Texas
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	(713)
Local Phone Number	522-5141
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1 par value)
Trading Symbol	SCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false